INCOME TAX - Loss carryforward (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	$ 6,371,461
Deferred tax assets	12,960,099	$ 37,997,568
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,230,011
2020 | 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	5,961
2020 | 2025 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,086
2021 | 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	39,548
2021 | 2026 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13,842
2022 | 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	5,812,640
2022 | 2027 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,034,424
2023 | 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	513,313
2023 | 2028 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 179,659